Financial Instruments and Risk Management (Currency Contracts) (Details) - Dec. 31, 2023 - 2024 - Currency risk $ in Millions, $ in Millions	CAD ($)	$ / $	MXN ($)	$ / $
Collars
Disclosure of detailed information about hedged items [line items]
Notional amount	$ 504.0		$ 330.0
Collars | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument		133.00%		1814.00%
Collars | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument		139.00%		2053.00%
Forward contract
Disclosure of detailed information about hedged items [line items]
Notional amount | $			$ 125.0
Forward contract | Bottom of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				1777.00%
Forward contract | Top of range
Disclosure of detailed information about hedged items [line items]
Average rate of hedging instrument				1777.00%